Class K Shares [Member] Investment Objectives and Goals - Class K - BlackRock Strategic Income Opportunities Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund Overview Key Facts About BlackRock Strategic Income Opportunities Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The BlackRock Strategic Income Opportunities Portfolio (the “Fund”) seeks total return as is consistent with preservation of capital.